RELATED PARTY TRANSACTIONS AND AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND AGREEMENTS

NOTE 6 – RELATED PARTY TRANSACTIONS AND AGREEMENTS

Convertible Note and Due to Tekcapital and Affiliates

Through December 31, 2023, the Company had the availability of, but not the contractual right to, intercompany financing from Tekcapital and Affiliates in the form of either cash advances or borrowings under a convertible note (as discussed below).

The convertible notes balances were $61,356 at January 1, 2023. In January 2023, the Company borrowed an additional $48,143 under such convertible notes, and subsequently repaid the outstanding balances of the convertible notes in full in February 2023. No further amounts were borrowed under these convertible notes, and the convertible notes matured on December 1, 2023 with no amounts outstanding.

New Lucyd Ltd. Agreement

The Company entered into an agreement with Lucyd Ltd. pursuant to which the Company can receive up to $1,250,000 either (a) in services provided by Lucyd Ltd. to the Company or (b) in cash upon request of funds by the Company. The Company has not borrowed any amounts under this agreement. Once funds or services are received by the Company, it will issue a convertible note to Lucyd Ltd. (the “Convertible Note”) that will bear interest at 10% per annum and include the option to convert the Convertible Note into the Company’s common stock upon certain Conversion Events (as defined in the Convertible Note). Upon issuance, the Convertible Note will have a maturity date of September 1, 2025, at which time all outstanding principal and accrued interest, if any, will be payable in full in cash or in the Company’s common stock at the discretion of the holder. The Company will be able to prepay the Convertible Notes at any time with the written consent of Lucyd Ltd.

Loan to Tekcapital Europe, Ltd.

On January 11, 2024, the Company entered into an intercompany loan agreement (as lender) with Tekcapital Europe, Ltd. (as borrower) and Tekcapital Plc, the parent of Tekcapital Europe, Ltd. Pursuant to this agreement, the Company loaned 600,000 British pounds sterling (equivalent to approximately $768,000) to Tekcapital Europe, Ltd. The loan bears simple interest at a rate of 10% per annum and was required to be repaid on or before April 11, 2024. Tekcapital Plc executed the agreement as guarantor for Tekcapital Europe, Ltd. on the full amount of the loan.

Tekcapital Europe, Ltd. repaid the substantially all of the principal balance of the loan in March 2024. As of March 31, 2024, the only amounts remaining outstanding and payable to us under the loan were 7,616 British pounds sterling of principal and 10,717 British pounds sterling of accrued interest (in total, approximately $23,000). This balance is reflected in the condensed balance sheet as a current asset Due from Tekcapital and Affiliates, net of other amounts payable to Tekcapital and Affiliates for other related party agreements.

Management Service Agreement

The Company has entered into a management services agreement with Tekcapital Europe, Ltd., for which the Company is billed at $35,000 quarterly. While the agreement does not stipulate a specific maturity date, it can be terminated with 30 calendar days written notice by any party.

The related party currently provides the following services:

●	Support and advice to the Company in accordance with their area of expertise;

●	Research, technical and legal review, recruitment, software development, marketing, public relations, and advertisement; and

●	Advice, assistance, and consultation services to support the Company or in relation to any other related matter.

During the three months ended March 31, 2024, the Company incurred $35,000 in each respective period under the management services agreement.

Rent of Office Space

Under an agreement between the Company and Tekcapital, Tekcapital bills the Company for an allocation of rent paid by Tekcapital on the Company’s behalf. The Company recognized $23,231 and $22,769 of expense related to this month-to-month arrangement for the three months ended March 31, 2024 and 2023, respectively.

NOTE 6 – RELATED PARTY TRANSACTIONS

Convertible Note and Due to Tekcapital and Affiliates

During the year ended December 31, 2022 and through December 1, 2023, the Company had the availability of, but not the contractual right to, intercompany financing from Tekcapital and Affiliates in the form of either cash advances or borrowings under a convertible note (as discussed below).

On December 1, 2020, the Company issued a convertible note to Tekcapital and Affiliates for up to $2,000,000 that bears interest at 10% per annum, which includes the option to convert the debt into the Company’s common stock at market price. The note can be converted into shares of common stock of the Company upon occurrence of certain conversion events, as defined. On November 1, 2021, the Company amended and restated the convertible note agreement with Tekcapital and Affiliates, increasing the amount of available financing from $2,000,000 to $3,000,000.

On August 15, 2022, in connection with the Company’s initial public offering (see Note 8), the Company converted related party borrowings totalling $2,002,280 into 266,970 shares of common stock at $7.50 per share.

The convertible notes balances were $61,356 at December 31, 2022. In January 2023, the Company borrowed an additional $48,143 under such convertible notes, and subsequently repaid the outstanding balances of the convertible notes in full in February 2023. No further amounts were borrowed under the convertible notes, and the convertible notes matured on December 1, 2023 with no amounts outstanding.

Subsequent to the year ended December 31, 2023 (effective March 1, 2024), the Company issued a new 18-month convertible note to Tekcapital and Affiliates; see Note 11 for details.

Management Service Agreement

In 2020, the Company entered into a management services agreement with Tekcapital Europe Ltd. (an affiliate of our largest stockholder, Lucyd Ltd., whose Chief Executive Officer is the father of our Chief Executive Officer), for which the Company was billed $25,000 quarterly. Effective February 1, 2022, the original management services agreement was amended to have the Company billed at $35,000 quarterly. While the agreement does not stipulate a specific maturity date, it can be terminated with 30 calendar days written notice by any party.

The related party provides the following services:

●	Support and advice to the Company in accordance with their area of expertise;

●	Research, technical review, legal review, recruitment, software development, marketing, public relations, and advertisement; and

●	Advice, assistance, and consultation services to support the Company or in relation to any other related matter.

The Company incurred $140,000 during each of the years ended December 31, 2023 and 2022 under this management services agreement.

Rent of Office Space

Prior to the February 1, 2022 amendment of the aforementioned management services agreement, the Company was provided with rent-free office space by Tekcapital and Affiliates. Effective February 1, 2022, Tekcapital began to bill the Company for an allocation of rent paid by Tekcapital on the Company’s behalf; the underlying lease between Tekcapital and its landlord has an end date of January 31, 2025. The Company recognized expense related to this arrangement of $91,672 and $74,442 of for the years ended December 31, 2023 and 2022, respectively.